Provisions for contingencies - Other Provisions (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Provision for contingencies	R$ 13,957	R$ 14,002
Civil
Disclosure of other provisions [line items]
Provision for contingencies	5,586	481
Tax
Disclosure of other provisions [line items]
Provision for contingencies	5,439	4,230
Labor
Disclosure of other provisions [line items]
Provision for contingencies	2,804	9,161
Environmental
Disclosure of other provisions [line items]
Provision for contingencies	R$ 128	R$ 130